Registration No. 333-07305

1940 Act File No. 811-07685

Filed Pursuant to Rule 497(e)

FRONTIER FUNDS, INC.

Frontier MFG Global Plus Fund

Institutional Class Shares (FMGPX)

Service Class Shares (FMPSX)

Class Y (FMGYX)

Supplement dated June 1, 2023

to the Statement of Additional Information dated October 31, 2022, as supplemented

The Frontier MFG Global Plus Fund (the “Fund”), a series of Frontier Funds, Inc. (the “Company”), has been liquidated effective May 11, 2023. Accordingly, all references to the Fund in the Company’s Statement of Additional Information are hereby eliminated.

Please retain this Supplement for future reference.